Concentration Risk Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The following table summarizes the percentage of total revenue earned from Federated's asset classes over the last three years:

	2013	2012	2011
Money market assets	39%	47%	46%
Equity assets	37%	31%	33%
Fixed-income assets	23%	21%	20%

Voluntary Fee Waivers [Table Text Block]
The impact of such fee waivers on various components of Federated's Consolidated Statements of Income was as follows for the years ended December 31:

in millions	2013	2012	2011
Revenue	$(389.0)	$(291.0)	$(320.7)
Less: Reduction in Distribution expense	277.1	218.5	232.3
Operating income	(111.9)	(72.5)	(88.4)
Less: Reduction in Noncontrolling interest	6.8	1.3	6.5
Pre-tax impact	$(105.1)	$(71.2)	$(81.9)